CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Common Shares	Reserves	Accumulated Other Comprehensive Income	Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 234,649	$ 15,388	$ 528	$ (158,414)	$ 92,151
Balance at the beginning (in shares) at Dec. 31, 2020	22,738,450
Net income (loss) for the year				(34,916)	(34,916)
Other comprehensive income for the year			(3)		(3)
Share based payment expense		731			731
Directors fees paid in deferred stock units		32			32
Shares and units issued for:
Acquisition of exploration and evaluation assets	$ 130				130
Acquisition of exploration and evaluation assets (in shares)	23,611
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units	$ 7,629	(1,264)			6,365
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units (in shares)	1,664,094
Units issued for cash, net of transaction costs	$ 15,933	1,667			17,600
Units issued for cash, net of transaction costs (in shares)	3,871,277
Debt Conversion Agreement	$ 9,063				9,063
Debt Conversion Agreement (in shares)	1,324,985
ATM Program sales	$ 666				666
ATM Program sales (in shares)	112,417
Convertible Notes Conversion	$ 8,145				8,145
Convertible Notes Conversion (in shares)	1,240,019
Balance at the end at Dec. 31, 2021	$ 276,215	16,554	525	(193,330)	$ 99,964
Balance at the end (in shares) at Dec. 31, 2021	30,974,853				30,974,853
Net income (loss) for the year				12,551	$ 12,551
Share based payment expense		1,282			1,282
Directors fees paid in deferred stock units		115			115
Shares and units issued for:
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units	$ 1,439	(492)			947
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units (in shares)	356,156
ATM Program sales	$ 3,701				3,701
ATM Program sales (in shares)	720,865
Cash, net transaction costs and fair value of derivative	$ 2,681	433			3,114
Cash, net transaction costs and fair value of derivative (in shares)	2,345,000
Convertible Notes Conversion	$ 4,835				4,835
Convertible Notes Conversion (in shares)	789,103
Balance at the end at Dec. 31, 2022	$ 288,871	$ 17,892	$ 525	$ (180,779)	$ 126,509
Balance at the end (in shares) at Dec. 31, 2022	35,185,977				35,185,977